Note J - Subordinated Debentures and Trust Preferred Securities	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subordinated Borrowings Disclosure [Text Block]
Note
J
- Subordinated Debentures and Trust Preferred Securities

On
March 22, 2007,
a trust formed by Ohio Valley issued
$8,500
of adjustable-rate trust preferred securities as part of a pooled offering of such securities.  The rate on these trust preferred securities was fixed at
6.58%
for
five
years, and then converted to a floating-rate term on
March 15, 2012,
based on a rate equal to the
3
-month LIBOR plus
1.68%.
  The interest rate on these trust preferred securities was
3.57%
at
December 31, 2019
and
4.47%
at
December 31, 2018.
There were
no
debt issuance costs incurred with these trust preferred securities.  The Company issued subordinated debentures to the trust in exchange for the proceeds of the offering.  The subordinated debentures must be redeemed no
later than
June 15, 2037.

Under the provisions of the related indenture agreements, the interest payable on the trust preferred securities is deferrable for up to five
years and any such deferral is
not
considered a default. During any period of deferral, the Company would be precluded from declaring or paying dividends to shareholders or repurchasing any of the Company’s common stock.  Under generally accepted accounting principles, the trusts are not
consolidated with the Company.  Accordingly, the Company does not
report the securities issued by the trust as liabilities, and instead reports as liabilities the subordinated debentures issued by the Company and held by the trust.  Since the Company’s equity interest in the trusts cannot be received until the subordinated debentures are repaid, these amounts have been netted. The subordinated debentures may
be included in Tier
1
capital (with certain limitations applicable) under current regulatory guidelines and interpretations.